Accounts Receivable - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Schedule Of Financing Receivables [Line Items]
Trade receivables	$ 115,775	$ 125,198
Allowance for doubtful accounts	(4,932)	(5,326)
Allowance for sales returns	(6,058)	(7,034)
Accounts receivable, net	$ 104,785	$ 112,838